RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 16 – RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Schedule I of Article 5-04 of Regulation S-X requires the condensed financial information of the Parent Company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of this test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of its consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the Parent Company in the form of loans, advances or cash dividends without the consent of a third party.

As of December 31, 2023, with the Company’s operation and investment turned to the UK market via subsidiaries located in the UK, the net assets located out of PRC amounted to $3,808,112, or 98.2% to consolidated net assets. The net assets located outside of the PRC are not considered as restricted assets. The amount of restricted net assets located in the PRC subsidiary decreased to approximately $59,173 as of December 31, 2023 (the most recently completed fiscal year), which was equivalent 1.5% of consolidated net assets as of December 31, 2023. Accordingly, the Parent Company’s condensed financial statements are not prepared in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.